Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Company
Condensed Financial Information of the Company

34       Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s Consolidated Financial Statements. The results of operations reflected in the financial statements prepared in accordance with IFRS differ from those reflected in the statutory financial statements of the Company prepared in accordance with Lux GAAP (see Note 26.c).

Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRS have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the Consolidated Financial Statements of the Group.

34       Condensed Financial Information of the Company (Cont.)

For the purpose of presenting parent only financial information, the Company records its investments in subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as Investments in subsidiaries and the income/loss of the subsidiaries are presented as Share of income in subsidiaries and associates. The Share of income in subsidiaries includes the effects of changes in ownership interests which, at the consolidated level, are recognized in Other reserves within equity, as these transactions do not result in a change in control. Therefore, the income for the year in the condensed statement of income may differ from the income for the year of the owner of the parent Company in the Consolidated Statement of Income. Certain information and footnote disclosures generally included in the Consolidated Financial Statements prepared in accordance with IFRS have been condensed and omitted.

As of December 31, 2025, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those that have been separately disclosed in the Consolidated Financial Statements, mainly included in Note 22 and 26.b.

CONDENSED STATEMENT OF INCOME

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Continuing operations
Selling, general and administrative expenses	(10,706)	(7,816)	(7,728)
Other operating income	1	5	2,972
Other operating expense	—	—	(1)
Operating loss	(10,705)	(7,811)	(4,757)
Share of income in subsidiaries and associates	241,198	283,083	247,585
Income before financial results and income tax	230,493	275,272	242,828
Financial income	9,183	6,573	1,905
Financial loss	(639)	(723)	(586)
Income before income tax from continuing operations	239,037	281,122	244,147
Income tax	(4,419)	(1,854)	(4,629)
Income for the year	234,618	279,268	239,518

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	For the year ended	For the year ended	For the year ended
	December	December	December
	31, 2025	31, 2024	31, 2023
Income for the year	234,618	279,268	239,518

Items that may be reclassified to profit or loss:
Share of other comprehensive (loss) / income from subsidiaries and associates from continuing operations	(58,396)	363,884	(231,688)
Total comprehensive income for the year	176,222	643,152	7,830

34       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF FINANCIAL POSITION

	At December	At December
	31, 2025	31, 2024
ASSETS
Non-current assets
Property, plant and equipment, net	21	24
Right-of-use asset	200	227
Investments in subsidiaries	1,587,121	1,390,616
Investments in associates	18,356	10,001
Other financial assets at amortized cost	1,660	3,543
Current assets
Other financial assets at fair value through profit or loss	2,158	2,205
Other financial assets at amortized cost	2,175	—
Other receivables	550	210
Cash and cash equivalents	15,627	1,152
Total assets	1,627,868	1,407,978

EQUITY
Share capital	165,219	163,223
Share premium	221,434	183,430
Treasury shares	(3,918)	(4,094)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(176,776)	(117,705)
Legal reserves	10,017	7,419
Other reserves	(1,343,669)	(1,344,247)
Retained earnings	977,334	744,310
Equity	1,586,579	1,369,274

LIABILITIES
Non-current liabilities
Deferred tax liabilities	4,194	2,500
Lease liabilities	183	190
Current liabilities
Borrowings	34,584	33,999
Other liabilities	2,224	1,751
Lease liabilities	36	30
Trade payables	68	234
Total liabilities	41,289	38,704
Total equity and liabilities	1,627,868	1,407,978

34       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF CASH FLOWS

	For the year ended	For the year ended	For the year ended
Cash flows from operating activities	December 31, 2025	December 31, 2024	December 31, 2023
Income for the year	234,618	279,268	239,518
Adjustments for:
Amortization and depreciation	48	59	40
Deferred income tax	1,694	(1,148)	2,418
Income tax accrued	2,725	3,002	2,211
Share of income in subsidiaries and associates	(241,198)	(283,083)	(247,585)
Interest expense	585	587	559
Net foreign exchange	(943)	(44)	(471)
Other financial results, net	(662)	(582)	(145)
Share base compensation	606	507	420
Changes in working capital	8	149	(2,919)
Net cash used in operating activities	(2,519)	(1,285)	(5,954)
Cash contribution in subsidiaries and associates	(230,028)	(208,562)	(58,987)
Acquisition of other financial assets	(1,419)	(29,491)	—
Disposals of other financial assets	1,858	30,482	760
Property, plant and equipment acquisitions	(2)	(28)	—
Dividends and refund of cash contributions from subsidiaries	246,641	208,796	64,344
Net cash provided by investing activities	17,050	1,197	6,117
Principal elements of lease payments	(40)	(49)	(44)
Net cash used in financing activities	(40)	(49)	(44)

Increase / (decrease) in cash and cash equivalents	14,491	(137)	119

Cash and cash equivalents
At the beginning of the year	1,152	1,325	1,220
Effect of exchange rate changes in cash and cash equivalents	(16)	(36)	(14)
Increase / (decrease) in cash and cash equivalents	14,491	(137)	119
At the end of the year	15,627	1,152	1,325